Business combinations - Summary of Fair Values of the Identifiable Assets and Liabilities (Detail) - EUR (€) € in Thousands	Jun. 09, 2021	May 06, 2021	Mar. 02, 2021	Dec. 17, 2019
Optima [Member]
Disclosure of detailed information about business combination [line items]
Customer base				€ 8,936
Technology				5,692
Other intangibles				566
Property and equipment				1,586
Trade receivables				1,623
Inventory				258
Other assets				390
Cash				2,417
Finance liabilities				(976)
Current liabilities				(2,462)
Non-current liabilities				(712)
Deferred tax liability, net				(3,874)
Net assets acquired				13,444
Goodwill				13,952
Consideration transferred				€ 27,396
Fresh Eight Limited [Member]
Disclosure of detailed information about business combination [line items]
Customer base			€ 4,863
Technology			3,402
Property and equipment			69
Trade receivables			377
Contract assets and other assets			176
Cash			152
Current liabilities			(327)
Deferred tax liability, net			(1,570)
Net assets acquired			7,142
Goodwill			13,168
Consideration transferred			€ 20,310
Atrium Sports Inc [Member]
Disclosure of detailed information about business combination [line items]
Customer base		€ 16,477
Technology		56,540
Brand		1,679
Property and equipment		3,537
Trade receivables		1,974
Contract assets and other assets		3,899
Cash		1,087
Current liabilities		(10,567)
Non-current liabilities		(1,253)
Deferred tax liability, net		(15,605)
Net assets acquired		57,768
Goodwill		134,451
Consideration transferred		€ 192,219
Interact Sport Pty Ltd [Member]
Disclosure of detailed information about business combination [line items]
Customer base	€ 793
Technology	966
Brand	73
Trade receivables	222
Contract assets and other assets	359
Cash	107
Current liabilities	(435)
Deferred tax liability, net	(550)
Net assets acquired	1,535
Goodwill	3,606
Consideration transferred	€ 5,141